Loans from Parent and Other Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Loans from former parent	$ 127,164	$ 89,518	$ 374,473	$ 417,349
Revenue from related parties	$ 53,555	62,316	237,551	185,892
Debt discount percentage	10.00%
Due date	Sep. 06, 2022
Preferred shares	25
Stock value
Series C Preferred Stock [Member]
Stock value	15,250
Fifty Percentage Finance Receivable [Member]
Financing receivables	500,000
Hundred Percentage Finance Receivable [Member]
Financing receivables	1,000,000
Promissory Note [Member]
Debt amount	92,510
Chief Executive Officer [Member]
Debt amount	84,100
Former Parent [Member]
Revenue from related parties	$ 53,555	$ 89,518	$ 237,551	$ 185,892